RELATED PARTY BALANCES AND TRANSACTIONS - Loans Collected and Received (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Loans collected from/(issued to) CreditEase, its subsidiaries and affiliates recorded in investing activities		¥ (200,000)
Loans received from/(repaid to) CreditEase, its subsidiaries and affiliates recorded in financing activities	¥ (195,800)	(182,000)	¥ (26,700)
Amounts due from related parties	820,181	1,266,232
Amounts due to related parties	14,414	227,724
Interest expenses	13,116	27,866	31,411
Interest income	6,937	3,774	0
Zhuoyue
Related Party Transaction [Line Items]
Amounts due from related parties	310,354	549,699
Hengda Hongyuan
Related Party Transaction [Line Items]
Loans received from/(repaid to) CreditEase, its subsidiaries and affiliates recorded in financing activities	(195,800)	(139,000)	¥ (26,700)
Amounts due to related parties		198,045
Pucheng Credit
Related Party Transaction [Line Items]
Loans collected from/(issued to) CreditEase, its subsidiaries and affiliates recorded in investing activities		(200,000)
Amounts due from related parties	203,353	204,000
Amounts due to related parties	9,084	12,162
Puxin Hengye
Related Party Transaction [Line Items]
Amounts due from related parties	139,071	195,406
Huichuang
Related Party Transaction [Line Items]
Amounts due from related parties	76,118	88,887
Hainan CreditEase
Related Party Transaction [Line Items]
Amounts due from related parties	26,073	20,259
Hengcheng
Related Party Transaction [Line Items]
Amounts due from related parties		172,103
Qichuang
Related Party Transaction [Line Items]
Loans received from/(repaid to) CreditEase, its subsidiaries and affiliates recorded in financing activities		(43,000)
Zhicheng A'Fu
Related Party Transaction [Line Items]
Amounts due to related parties	3,786	10,293
Other related parties
Related Party Transaction [Line Items]
Amounts due from related parties	65,212	35,878
Amounts due to related parties	¥ 1,544	7,224
Haijin Yichuang
Related Party Transaction [Line Items]
Financing receivables was transferred to related party		¥ 198,045